Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease

The Company has lease agreements for office space and equipment with terms extending to 2016. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2013	$583
2014	515
2015	492
2016	246
2017 and thereafter	—

$1,836